Leases - Leases in the Balance Sheet and Leases in the Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases in the Balance Sheet
Total right-of-use assets	€ 1,801	€ 1,840
Property, plant, and equipment	€ 4,934	€ 4,977
Right-of-use assets as % of Property, plant, and equipment	37.00%	37.00%
Current lease liabilities	€ 349	€ 407
Current financial liabilities	€ 4,808	€ 4,528
Current lease liabilities as % of current financial liabilities	7.00%	9.00%
Non-current lease liabilities	€ 1,791	€ 1,736
Non-current financial liabilities	€ 9,547	€ 11,042
Non-current lease liabilities as % of non-current financial liabilities	19.00%	16.00%
Future minimum lease payments for facility leases that had not yet commenced	€ 49	€ 172
Future commitments on services and IFRS 16-related assets related to data center leases	5	226
Leases in the Income Statement
Lease expenses within operating profit - Depreciation of right-of-use assets	419	398
Land and Buildings
Leases in the Balance Sheet
Total right-of-use assets	1,758	1,800
Other Property, Plant and Equipment
Leases in the Balance Sheet
Total right-of-use assets	€ 43	€ 40